CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	1,600	350
Preferred stock shares outstanding	1,600	350
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	49,021,001	14,463,231
Common stock shares outstanding	49,021,001	14,463,231